UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number    811-21494
Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Fund (JFR)
October 31, 2007

Principal		Weighted Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 145.6% (88.2% of Total Investments) (4)

	Aerospace & Defense – 1.6% (1.0% of Total Investments)

$5,017	Midwestern Aircraft (Spirit Aerosystems Inc.), Term Loan B	6.901%	12/30/11	BBB-	$4,979,550
2,300	Transdigm Inc. – Term Loan B	7.200%	6/23/13	BB-	2,267,657
2,391	Vought Aircraft Industries, Inc., Term Loan	7.340%	12/22/11	Ba2	2,370,095
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.624%	12/22/10	Ba2	540,568

10,253	Total Aerospace & Defense				10,157,870

	Airlines – 3.0% (1.8% of Total Investments)

3,000	Air Canada Term Loan	8.474%	10/01/14	N/R	2,926,875
7,920	Northwest Airlines Inc., Term Loan	7.030%	8/01/13	BB	7,639,497
8,657	United Air Lines Inc., Term Loan B	7.001%	2/01/14	BB-	8,315,049

19,577	Total Airlines				18,881,421

	Auto Components – 4.0% (2.4% of Total Investments)

3,000	Delphi Automotive Systems Corporation, DIP Term Loan (2nd)	7.875%	12/31/07	N/R	2,995,938
17,662	Federal-Mogul Corporation, Term Loan A, (5)	6.003%	2/24/04	N/R	17,415,465
2,000	Federal-Mogul Corporation, Term Loan B, (5)	7.253%	2/24/05	N/R	1,971,250
3,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	6.430%	4/30/14	Ba1	2,921,876

25,662	Total Auto Components				25,304,529

	Building Products – 7.3% (4.4% of Total Investments)

1,759	Atrium Companies Inc., Term Loan	8.529%	5/31/12	BB-	1,632,034
5,000	Building Materials Corporation of America, Second Lien Term Loan	10.813%	9/15/14	Caa1	4,207,500
8,933	Building Materials Corporation of America, Term Loan	7.937%	2/22/14	BB	8,157,443
14,550	Nortek, Inc., Term Loan B	7.055%	8/27/11	Ba2	14,259,000
7,306	Stile Acquisition Corporation, Canadian Term Loan	7.115%	4/05/13	BB	6,882,655
7,319	Stile Acquisition Corporation, U.S. Term Loan	7.115%	4/05/13	BB	6,894,380
3,960	TFS Acquisition, Term Loan	8.698%	8/11/13	B+	3,900,600

48,827	Total Building Products				45,933,612

	Capital Markets – 1.2% (0.8% of Total Investments)

2,394	Ameritrade Holdings Corporation, Term Loan B Facility	6.300%	12/31/12	Ba1	2,370,036
961	BNY ConvergEx Group Incremental Delayed Draw Term Loan, (6) (7)	1.500%	7/02/14	B2	(26,418)
4,643	BNY ConvergEx Group Term Loan	8.200%	10/02/13	B2	4,584,821
921	BNY ConvergEx Group Incremental Term Loan	8.200%	7/02/14	B2	909,712

8,919	Total Capital Markets				7,838,151

	Chemicals – 9.7% (5.9% of Total Investments)

5,572	Celanese Holdings, LLC, Term Loan	6.979%	4/02/14	BB	5,483,779
1,400	Celanese Holdings, LLC, Credit Linked Deposits	5.124%	4/02/14	BB	1,377,834
1,837	Foamex LP, Term Loan B	7.444%	2/12/13	B+	1,770,971
656	Headwaters Inc., 1st Lien Term Loan	6.900%	4/30/11	BB+	646,406
8,517	Hercules Inc., Term Loan B	6.714%	10/08/10	BBB-	8,463,413
4,868	Hexion Specialty Chemicals, Term Loan C1	7.500%	5/05/13	Ba3	4,827,304
1,057	Hexion Specialty Chemicals, Term Loan C2	7.500%	5/05/13	Ba3	1,048,628
8,150	Huntsman International LLC, Term Loan	6.643%	4/19/14	BB+	8,095,331
3,960	Ineos Group Holdings PLC, Term Tranche B2	7.358%	12/16/13	BB-	3,931,007
3,960	Ineos Group Holdings PLC, Term Tranche C2	7.858%	12/16/14	BB-	3,931,007
456	JohnsonDiversey Inc., Term Loan	7.360%	12/16/11	Ba2	450,778
1,462	Lucite International, Term Loan B-1	7.450%	7/07/13	BB-	1,436,812
518	Lucite International, Term Loan B-2	7.450%	7/07/13	BB-	508,725
6,930	Lyondell Petrochemical Company, Term Loan	6.252%	8/16/13	BB+	6,904,976
12,675	Rockwood Specialties Group, Inc., Term Loan E	6.460%	7/30/12	BB	12,492,005

62,018	Total Chemicals				61,368,976

	Commercial Services & Supplies – 3.2% (1.9% of Total Investments)

2,681	Allied Waste North America, New Term Loan B	6.552%	3/28/14	BBB-	2,636,394
1,442	Allied Waste North America, LC Facility	6.871%	3/28/14	BBB-	1,418,248
4,146	Aramark Corporation, Term Loan	7.198%	1/24/14	BB-	4,052,796
296	Aramark, Letter of Credit	7.198%	1/24/14	BB-	289,657
993	NCO Financial Systems Inc., Term Loan	8.353%	5/15/13	BB-	965,827
2,388	Rental Services Corporation, Second Lien Term Loan	8.750%	11/27/13	B-	2,333,803
5,500	Williams Scotsman, Inc., Term Loan B	0.000%	6/28/10	BB+	5,458,750
1,355	Workflow Holdings Corporation, Term Loan	9.484%	11/30/11	BB-	1,178,770
1,790	Xerium Technologies Inc. Term Loan B	7.948%	11/21/11	B+	1,698,058

20,591	Total Commercial Services & Supplies				20,032,303

	Communications Equipment – 0.8% (0.5% of Total Investments)

2,970	Aspect Software, Term Loan	8.250%	7/11/11	BB-	2,880,900
1,995	IPC Systems Inc., Term Loan	7.448%	5/31/14	B+	1,863,330

4,965	Total Communications Equipment				4,744,230

	Consumer Finance – 0.5% (0.3% of Total Investments)

2,944	Peach Holdings Inc., Term Loan	8.950%	11/30/13	B	2,899,594

	Containers & Packaging – 4.5% (2.7% of Total Investments)

498	Amscan Holdings Inc., Term Loan B	7.563%	5/25/13	B1	482,575
1,137	Bluegrass Container Company, LLC, Delayed Draw, 1st Lien	7.288%	6/30/13	BB	1,131,943
3,800	Bluegrass Container Company, LLC, Term Loan B	7.322%	6/30/13	BB	3,783,074
19,503	Graham Packaging Company, L.P., Term Loan B	7.661%	12/13/11	B+	19,164,424
699	Smurfit-Stone Container Corporation, Deposit Funded Commitment	7.124%	11/01/10	Ba2	693,073
1,040	Smurfit-Stone Container Corporation, Term Loan B	7.428%	11/01/11	Ba2	1,031,729
1,496	Smurfit-Stone Container Corporation, Term Loan C	7.523%	11/01/11	Ba2	1,483,626
469	Smurfit-Stone Container Corporation, Term Loan Tranche C-1	7.188%	11/01/11	Ba2	465,614

28,642	Total Containers & Packaging				28,236,058

	Diversified Consumer Services – 3.0% (1.8% of Total Investments)

11,000	Thomson Learning Center, Term Loan	7.950%	7/05/14	B+	10,663,890
8,544	West Corporation, Term Loan	7.273%	10/24/13	BB-	8,392,914

19,544	Total Diversified Consumer Services				19,056,804

	Diversified Telecommunication Services – 7.5% (4.5% of Total Investments)

953	Choice One Communications, Term Loan	9.250%	6/30/12	B1	943,329
5,970	Crown Castle Operating Company, Term Loan	6.645%	1/26/14	BBB-	5,844,069
3,911	Intelsat Corporation, Term Loan	7.124%	7/01/13	BB+	3,871,884
18,825	Intelsat Corporation, Tranche B-2 Term Loan	7.124%	12/03/13	BB+	18,635,028
6,800	Level 3 Financing, Inc., Term Loan	7.493%	3/13/14	B+	6,638,973
5,935	MetroPCS Wireless Inc., Term Loan	7.579%	11/03/13	Ba3	5,830,501
5,500	Qwest Corporation, Term Loan B	6.950%	6/30/10	BBB-	5,619,169

47,894	Total Diversified Telecommunication Services				47,382,953

	Electric Utilities – 4.6% (2.8% of Total Investments)

17,689	Calpine Corporation DIP Term Loan	7.448%	3/29/09	N/R	17,538,852
2,222	Calpine Corporation DIP Revolver, (6) (7)	0.250%	3/29/09	N/R	(105,556)
188	MACH Gen LLC, Term Loan Synthetic Letter of Credit	7.200%	2/22/13	B+	181,828
1,799	MACH Gen LLC, Term Loan	7.500%	2/22/14	B+	1,744,489
6,000	Texas Competitive Electric Holdings, Term Loan WI/DD	TBD	TBD	Ba3	6,001,866
4,000	Texas Competitive Electric Holdings, Term Loan B3, WI/DD	TBD	TBD	Ba3	4,000,000

31,898	Total Electric Utilities				29,361,479

	Electronic Equipment & Instruments – 0.1% (0.1% of Total Investments)

988	Sensata Technologies B.V., U.S. Term Loan	6.760%	4/27/13	BB	963,253

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

998	Petroleum Geo-Services, Term Loan	6.950%	7/01/12	Ba2	981,706

	Food & Staples Retailing – 0.6% (0.4% of Total Investments)

3,910	Supervalu, Term Loan B	6.219%	6/02/12	N/R	3,866,162

	Food Products – 0.8% (0.5% of Total Investments)

465	Dole Foods Company Inc., Deposit-Funded Commitment	7.290%	4/12/13	BB-	452,487
1,031	Dole Foods Company Inc., Term Loan B	7.572%	4/12/13	BB-	1,002,825
3,436	Dole Foods Company Inc., Term Loan C	7.415%	4/12/13	BB-	3,342,749

4,932	Total Food Products				4,798,061

	Gas Utilities – 0.1% (0.1% of Total Investments)

1,000	Energy Transfer Equity LP, Term Loan	7.106%	2/08/12	BBB-	985,313

	Health Care Providers & Services – 10.2% (6.2% of Total Investments)

309	Community Health Systems, Inc. Delayed Term Loan, (6) (7)	0.500%	7/25/14	BB	(6,767)
4,691	Community Health Systems, Inc., First Lien Term Loan	7.756%	7/25/14	BB	4,588,034
4,745	Davita Inc., Term Loan B	6.754%	10/05/12	BB+	4,655,496
10,918	HCA, Inc. Term Loan	7.448%	11/18/13	BB	10,684,701
9,950	Health Management Associates, Inc., Term Loan	6.942%	2/28/14	Ba2	9,529,886
1,717	HealthSouth Corporation, Term Loan	7.628%	3/10/13	BB-	1,684,474
3,246	IASIS Healthcare, LLC, Delayed Term Loan (6)	5.960%	3/14/14	Ba2	2,259,354
866	IASIS Healthcare, LLC, LC Facility	4.693%	3/14/14	Ba2	827,584
9,454	IASIS Healthcare, LLC, Term Loan	7.066%	3/14/14	Ba2	9,037,325
1,985	Invacare Corporation, Term Loan B	7.635%	2/12/13	Ba2	1,934,755
3,920	LifeCare, Term Loan B	8.200%	8/11/12	B	3,655,394
519	LifePoint Hospitals, Inc., Term Loan B	7.165%	4/18/12	BB	509,960
2,925	Select Medical Corporation, Term Loan	7.477%	2/24/12	Ba2	2,814,094
12,676	Vanguard Health Holding Company, II, LLC, Replacement Term Loan	7.448%	9/23/11	Ba3	12,426,541

67,921	Total Health Care Providers & Services				64,600,831

	Health Care Technology – 0.3% (0.2% of Total Investments)

1,945	Emdeon Business Services Term Loan	5.205%	1/18/13	BB-	1,916,086

	Hotels, Restaurants & Leisure – 11.5% (7.0% of Total Investments)

9,303	24 Hour Fitness Worldwide, Inc., Term Loan B	7.809%	6/08/12	Ba3	9,163,641
3,133	Ameristar Casinos, Inc., Term Loan B	7.428%	11/10/12	BB+	3,109,900
1,256	Burger King Corporation, Term Loan B	6.750%	6/30/12	BB+	1,244,060
122	CBRL Group, Inc., Term Loan B-2 Delayed Draw	7.431%	4/28/13	BB	119,021
776	CBRL Group, Inc., Term Loan B-1	6.860%	4/28/13	BB	756,363
4,938	Cedar Fair LP, Term Loan	6.753%	8/30/12	BB	4,848,008
959	Green Valley Ranch Gaming, Term Loan B	7.413%	2/16/14	BB-	939,464
4,382	Intrawest Corporation, Term Loan	8.130%	4/24/08	N/R	4,348,975
4,000	Orbitz Worldwide Inc., Term Loan,	8.198%	7/25/14	BB-	3,947,500
7,835	Penn National Gaming, Inc., Term Loan B	6.901%	10/03/12	BBB-	7,795,368
1,733	Seminole Gaming, Term Loan B-1 Delay Draw	6.750%	3/05/14	BBB	1,720,881
1,749	Seminole Gaming, Term Loan B-2 Delay Draw	7.125%	3/05/14	BBB	1,736,964
518	Seminole Gaming, Term Loan B-3 Delay Draw	6.972%	3/05/14	BBB	514,656
4,891	Travelport, Term Loan	7.448%	8/23/13	BB-	4,802,646
981	Travelport, LC Facility	7.448%	8/23/13	BB-	963,654
1,995	Travelport, Delayed Term Loan	7.448%	8/23/13	BB-	1,958,529
1,955	Trump International, Term Loan B2	7.861%	5/20/12	BB-	1,935,425
1,955	Trump International, Term Loan B-1	7.900%	5/20/12	BB-	1,935,425
9,255	Universal City Development Partners, Ltd., Term Loan	7.328%	6/09/11	Ba1	9,173,568
3,000	Venetian Casino Resort, LLC, (Las Vegas Sands, Inc.) Delayed Term Loan, (6) (7)	0.750%	5/23/14	BB	(82,646)
11,970	Venetian Casino Resort, LLC, Term Loan	6.950%	5/23/14	BB	11,640,244

76,706	Total Hotels, Restaurants & Leisure				72,571,646

	Household Durables – 0.2% (0.1% of Total Investments)

1,842	Rent-A-Center Inc., Term Loan B	7.190%	6/30/12	BB+	1,808,249

	Household Products – 1.6% (0.9% of Total Investments)

7,872	Prestige Brands, Inc., Term Loan B	7.731%	4/06/11	BB-	7,832,624
1,961	Solo Cup Company, Term Loan	8.669%	2/27/11	B1	1,959,939

9,833	Total Household Products				9,792,563

	Independent Power Producers & Energy Traders – 2.0% (1.2% of Total Investments)

1,669	Covanta Energy Corporation, Term Loan	6.876%	2/09/14	BB	1,626,247
822	Covanta Energy Corporation, Synthetic Letter of Credit	6.729%	2/09/14	BB	801,009
3,154	NRG Energy Inc., Credit Linked Deposits	6.848%	2/01/13	Ba1	3,092,736
2,331	NRG Energy Inc., Holdco Term Loan, (6) (7)	0.500%	2/01/13	BB	(45,369)
7,577	NRG Energy Inc., Term Loan	6.948%	2/01/13	Ba1	7,431,020

15,553	Total Independent Power Producers & Energy Traders				12,905,643

	Insurance – 2.5% (1.5% of Total Investments)

16,648	Conseco, Inc., Term Loan	6.819%	10/10/13	Ba3	15,947,316

	Internet Software & Services – 0.5% (0.3% of Total Investments)

2,977	Riverdeep Interactive Learning USA, Inc., Term Loan	7.948%	12/20/13	B1	2,965,042

	IT Services – 4.6% (2.8% of Total Investments)

7,000	First Data Term Loan, Tranche B	7.960%	9/24/14	BB-	6,749,432
1,358	Infor Global Solutions, Term Loan Delayed Draw	8.950%	7/28/12	B+	1,323,771
2,602	Infor Global Solutions, Term Loan	8.950%	7/28/12	B+	2,498,194
18,474	SunGard Data Systems Inc., Term Loan B	7.356%	2/28/14	BB+	18,264,135

29,434	Total IT Services				28,835,532

	Leisure Equipment & Products – 1.5% (0.9% of Total Investments)

10,025	Bombardier Recreational Products, Term Loan	7.699%	6/28/13	B+	9,762,152

	Machinery – 1.2% (0.7% of Total Investments)

2,567	Navistar International, Term Loan	8.234%	1/19/12	BB-	2,527,846
933	Navistar International, Synthetic Letter of Credit	6.853%	1/19/12	BB-	919,217
3,950	Oshkosh Truck Corporation, Term Loan	7.450%	12/06/13	BBB-	3,892,601

7,450	Total Machinery				7,339,664

	Media – 27.4% (16.6% of Total Investments)

2,000	American Media Operations, Inc., Term Loan C	8.800%	1/13/13	B1	1,977,500
2,920	Cablevision Systems Corporation, Incremental Term Loan	6.875%	3/29/13	BB	2,857,320
5,970	Cequel Communications LLC., Term Loan B	7.268%	11/05/13	BB-	5,793,885
3,000	Charter Communications Operating, LLC, Holdco Term Loan	7.698%	3/06/14	B1	2,885,157
11,700	Charter Communications Operating, LLC, Term Loan	6.990%	3/06/14	B+	11,263,198
4,091	Clear Channel Entertainment, Term Loan B	7.950%	6/20/13	Ba3	4,029,735
7,940	Idearc Inc., Term Loan	7.200%	11/17/14	BBB-	7,840,337
13,748	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.448%	4/08/12	N/R	13,215,225
17,835	Nielsen Finance LLC, Term Loan B, DD1	TBD	TBD	Ba3	17,391,593
1,034	Nextmedia Operating Inc., Delayed Draw	7.122%	11/15/12	B+	989,820
2,330	Nextmedia Operating Inc., First Lien Term Loan	7.045%	11/15/12	B+	2,231,122
4,757	Philadelphia Newspapers, Term Loan	8.750%	6/29/13	N/R	4,376,105
4,779	ProQuest Company, Term Loan B	8.170%	2/09/14	N/R	4,731,375
995	Readers Digest Association, Term Loan B	7.544%	3/02/14	B+	946,251
10,253	Regal Cinemas Corporation, Term Loan	6.698%	10/27/13	Ba2	10,039,985
975	Spanish Broadcasting System Inc., Term Loan B	6.950%	6/10/12	B2	925,031
5,600	Tribune Company, Term Loan X	7.744%	6/04/09	BB	5,543,563
24,938	Tribune Company, Term Loan B	8.244%	6/04/14	BB	23,216,813
1,510	Univision Communications, Delayed Term Loan, (6) (7)	3.668%	9/29/14	B+	(42,471)
5,000	Univision Communications, Second Lien Term Loan	7.253%	3/29/09	B3	4,968,750
24,161	Univision Communications, Term Loan	7.210%	9/29/14	Ba3	22,937,919
3,000	UPC Broadband Holding BV, Term Loan J2	7.130%	12/31/14	Ba3	2,907,657
427	Valassis Communications, Inc., Delayed Draw Term Loan, (6) (7)	1.000%	3/02/14	BB	(20,000)
1,432	Valassis Communications, Inc., Tranche B Term Loan	6.950%	3/02/14	BB	1,365,002
15,244	WMG Acquisition Corp., Term Loan	7.419%	2/28/11	Ba2	14,920,481
6,025	Yell Group, Term Loan	6.753%	10/27/12	N/R	5,955,809

181,664	Total Media				173,247,162

	Metals & Mining – 1.4% (0.9% of Total Investments)

2,761	Amsted Industries Incorporated, Delayed Draw Term Loan	7.266%	4/08/13	BB	2,702,185
3,798	Amsted Industries Incorporated, Term Loan B	7.279%	4/08/13	BB	3,738,952
998	Edgen Murray, II, L.P., Term Loan	8.115%	5/11/14	B	978,797
1,841	John Maneely Company, Term Loan	8.638%	12/08/11	B+	1,721,364

9,398	Total Metals & Mining				9,141,298

	Oil, Gas & Consumable Fuels – 0.9% (0.5% of Total Investments)

1,990	Brand Services Inc., Term Loan B	7.528%	2/07/14	B1	1,912,888
301	Coffeyville Resources LLC, Letter of Credit	8.481%	12/28/10	B-	298,813
980	Coffeyville Resources LLC., Term Loan D	8.481%	12/28/13	B-	974,533
1,165	El Paso Corporation, Letter of Credit	6.438%	7/31/11	Ba1	1,151,401
484	Targa Resources Inc., Synthetic Letter of Credit	7.323%	10/31/12	Ba3	480,363
867	Targa Resources Inc., Term Loan B	7.525%	10/31/12	Ba3	861,131

5,787	Total Oil, Gas & Consumable Fuels				5,679,129

	Paper & Forest Products – 3.3% (2.0% of Total Investments)

11,790	Georgia-Pacific Corporation, Term Loan B	7.383%	12/20/12	BB+	11,529,989
4,640	Georgia-Pacific Corporation, Term Loan B-2	7.372%	12/20/12	BB+	4,537,842
1,995	NewPage Corporation, Term Loan B	7.469%	5/02/11	Ba2	1,979,936
2,877	Ply Gem Industries Inc., Term Loan B3	7.950%	8/15/11	BB-	2,709,140
108	Ply Gem Industries Inc., Canadian Term Loan	7.950%	8/15/11	BB-	101,233

21,410	Total Paper & Forest Products				20,858,140

	Pharmaceuticals – 1.0% (0.6% of Total Investments)

1,721	Stiefel Laboratories Inc, Delayed Term Loan	7.499%	12/28/13	BB-	1,688,286
2,249	Stiefel Laboratories Inc, Term Loan	7.499%	12/28/13	BB-	2,207,277
1,715	Warner Chilcott Corporation, Tranche B Acquisition	7.245%	1/18/12	BB-	1,691,799
513	Warner Chilcott Corporation, Tranche C	7.198%	1/18/12	BB-	506,329

6,198	Total Pharmaceuticals				6,093,691

	Real Estate Management & Development – 4.5% (2.7% of Total Investments)

7,303	Capital Automotive LP., Term Loan	6.880%	12/15/10	BB+	7,226,284
16,000	LNR Property Corporation, Term Loan B	8.110%	7/12/11	BB	15,640,000
6,000	Realogy Corporation, Term Loan, WI/DD	TBD	TBD	BB	5,592,000

29,303	Total Real Estate Management & Development				28,458,284

	Road & Rail – 4.4% (2.7% of Total Investments)

667	Hertz, LC Facility	5.238%	12/21/12	BB+	657,530
3,705	Hertz, Term Loan	6.871%	12/21/12	BB+	3,654,621
26,512	Swift Transportation, Term Loan	8.375%	5/10/14	BB-	23,429,651

30,884	Total Road & Rail				27,741,802

	Semiconductors & Equipment – 0.5% (0.3% of Total Investments)

2,977	Freescale Semiconductor, Term Loan	7.330%	11/29/13	Baa3	2,864,554

	Software – 2.3% (1.4% of Total Investments)

8,408	Dealer Computer Services, Term Loan	7.198%	10/26/12	BB	8,226,872
6,000	Dealer Computer Services, Second Lien Term Loan	10.698%	10/26/13	B	6,015,000

14,408	Total Software				14,241,872

	Specialty Retail – 6.8% (4.1% of Total Investments)

3,281	Blockbuster, Inc., Term Loan B	9.623%	8/20/11	B	3,267,112
970	Burlington Coat Factory Warehouse Corporation, Term Loan	7.760%	5/28/11	B2	912,138
5,940	CSK Automotive Corporation, Term Loan	9.000%	7/29/10	Ba3	5,925,374
876	J Crew Operating Corporation, Term Loan	6.786%	5/15/13	BB-	862,573
12,633	Michaels Stores Inc., Term Loan	7.619%	10/31/13	B	12,131,124
5,940	Sally Holdings LLC, Term Loan	8.006%	11/16/13	BB-	5,836,050
11,000	TRU 2005 RE Holding Co I, LLC, Term Loan	8.129%	12/08/08	B3	10,899,169
3,000	Toys “R” Us, Delaware Inc., Term Loan	9.760%	7/19/12	BB-	3,015,624

43,640	Total Specialty Retail				42,849,164

	Textiles, Apparel & Luxury Goods – 1.2% (0.7% of Total Investments)

3,490	HanesBrands Inc., Term Loan	6.743%	9/05/13	BB	3,451,392
2,000	HanesBrands Inc., Second Lien Term Loan	8.815%	3/05/14	BB	2,013,750
1,818	Visant Holding Corporation, Term Loan C	7.198%	7/29/10	Ba1	1,806,460

7,308	Total Textiles, Apparel & Luxury Goods				7,271,602

	Trading Companies & Distributors – 1.3% (0.8% of Total Investments)

1,980	Ashtead Group Public Limited Company, Term Loan	7.125%	8/31/11	BB+	1,945,350
393	Brenntag Holdings, Acquisition Facility	7.387%	1/20/14	B+	384,954
1,607	Brenntag Holdings, Term Loan B2	7.387%	1/20/14	B+	1,575,462
1,120	United Rentals Inc., Tranche B Credit Linked Deposit	5.322%	2/13/11	Ba1	1,117,176
3,113	United Rentals Inc., Term Loan B	7.130%	2/14/11	Ba1	3,104,406

8,213	Total Trading Companies & Distributors				8,127,348

	Wireless Telecommunication Services – 1.9% (1.1% of Total Investments)

12,000	Asurion Corporation, Term Loan	8.360%	7/03/14	N/R	11,756,252

$957,086	Total Variable Rate Senior Loan Interests (cost $942,163,392)				919,567,497

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 10.5% (6.4% of Total Investments)

	Diversified Telecommunication Services – 0.9% (0.5% of Total Investments)

$5,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	8.144%	6/15/13	BBB-	$5,356,250

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	6.894%	10/01/10	BB+	5,081,250

	Food Products – 0.5% (0.3% of Total Investments)

1,528	Dole Foods Company	8.625%	5/01/09	B-	1,543,280
1,780	Dole Foods Company	8.875%	3/15/11	B-	1,759,975

3,308	Total Food Products				3,303,255

	Hotels, Restaurants & Leisure – 1.3% (0.8% of Total Investments)

7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	8,107,375

	Media – 1.6% (1.0% of Total Investments)

10,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, 144A	9.306%	4/01/09	B+	10,325,000

	Paper & Forest Products – 0.7% (0.4% of Total Investments)

500	Verso Paper Holdings LLC., Series B	9.125%	8/01/14	B+	518,750
4,000	Verso Paper Holdings LLC., Floating Rate Note, 3.750% plus three-month LIBOR	8.644%	8/01/14	B+	4,040,000

4,500	Total Paper & Forest Products				4,558,750

	Real Estate Investment Trust – 0.6% (0.4% of Total Investments)

4,000	Felcor Lodging LP, Floating Rate Note, 1.875% plus six-month LIBOR	6.681%	12/01/11	Ba3	4,020,000

	Semiconductors & Equipment – 3.7% (2.3% of Total Investments)

7,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	10.394%	6/01/13	B	7,175,000
16,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	7.644%	10/15/13	BB	15,220,000
1,000	Spansion LLC., Floating Rate Note, 3.125% plus three-month LIBOR, 144A	8.019%	6/01/13	B+	952,500

24,000	Total Semiconductors & Equipment				23,347,500

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	8.181%	12/15/14	B2	1,010,000

	Wireless Telecommunication Services – 0.2% (0.1% of Total Investments)

1,000	Dobson Communications Corporation, Floating Rate Note, 4.250% plus three-month LIBOR	9.144%	10/15/12	Caa1	1,025,000

$65,708	Total Corporate Bonds (cost $66,550,356)				66,134,380

Shares	Description (1)	Value

	Warrants – 0.1% (0.1% of Total Investments)

36,521	Reliant Energy Inc., Warrant Class A	$774,245

	Total Warrants (cost $257,912)	774,245

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 8.7% (5.3% of Total Investments)

$54,916	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/07,	4.300%	11/01/07	$54,915,821
	repurchase price $54,922,380, collateralized by $55,530,000 U.S. Treasury
	Notes, 4.125%, due 8/15/08, value $56,015,888

	Total Short-Term Investments (cost $54,915,821)			54,915,821

Total Investments (cost $1,063,887,481) – 164.9%	1,041,391,943

Other Assets Less Liabilities – (1.6)%	(9,762,956)

Preferred Shares, at Liquidation Value – (63.3)%	(400,000,000)

Net Assets Applicable to Common Shares – 100%	$631,628,987

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to October 31, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position or portion of position represents an unfunded Senior Loan Commitment outstanding at October 31, 2007. At October 31, 2007, the Fund had unfunded Senior Loan commitments of $10,932,861.

(7)	Negative value represents unrealized depreciation on Senior Loan Commitment at October 31, 2007.

N/R	Not rated.

DD1	Portion of investment purchased on a delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization.
At October 31, 2007, the cost of investments was $1,064,832,799.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$2,748,598
Depreciation	(26,189,454)

Net unrealized appreciation (depreciation) of investments	$(23,440,856)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)    Nuveen Floating Rate Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 28, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 28, 2007

*	Print the name and title of each signing officer under his or her signature.